Trade and other receivables and other current assets - additional details (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Increase In Deferred Charges | $	$ 15,000,000
Financial assets		€ 3,494,788,000	€ 3,721,421,000	€ 4,128,033,000
Number Of Disputed Invoices | item	2
Trade receivables | Accumulated impairment [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Financial assets		€ (9,600,000)